Share-based compensation	6 Months Ended
Jun. 30, 2026
Share based compensation [abstract]
Share-based compensation
13.	Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option is converted into one Class B Subordinate Voting Share on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the six months ended June 30, 2026, the Company granted a total of 35,000 (2025 – 57,692) share options. Each option granted vests immediately and is exercisable at a price of CA$6.50 for a period of five years from the issue date.

During the six months ended June 30, 2025, an aggregate of 37,192 share options were exercised for total gross proceeds of $148,086. The total contributed surplus of $84,358 was transferred share capital.

The changes in the number of share options outstanding during the periods ended June 30, 2026, and 2025 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	160,956	6.97
Granted	35,000	6.50
Cancelled	(57,000)	11.69
Expired	(456)	155.47
Outstanding as at June 30, 2026	138,500	18.25
Exercisable as at June 30, 2026	138,500	18.25

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.90
Exercised	(37,192)	5.53
Outstanding as at June 30, 2025	62,956	10.10
Exercisable as at June 30, 2025	58,789	10.42

Measurement of fair values

The fair value of share options granted during the six months ended June 30, 2026, and 2025, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2026	2025
Grant date share price	C$6.62	C$6.64-C$9.92
Exercise price	C$6.50	C$6.60-C$9.90
Expected dividend yield	—	—
Risk free interest rate	3.18%	2.60%-2.61%
Expected life	5 years	2 years
Expected volatility	122%	132%-136%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at June 30, 2026:

	Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
5.60	12,500	0.19	5.60	12,500
24.50	91,000	4.24	24.50	91,000
6.50	35,000	4.74	6.50	35,000
18.25	138,500	4.00	18.25	138,500

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $Nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the six months ended June 30, 2026, and 2025. As at June 30, 2026, there were no PSUs outstanding (December 31, 2025 - Nil).

RSUs

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the six months ended June 30, 2026, the Company recognized $Nil (2025 - $88,568) as share-based compensation expense and contributed surplus. As at June 30, 2026, there were no RSUs outstanding as the total 32,690 RSUs were exercised and converted into 32,690 Class B Subordinate Voting Shares during the year ended December 31, 2025.

On April 15, 2025, the Company granted 60,000 RSUs at a price of $6.30 per unit for a total value of $378,000, which was recognized as share-based compensation expense. The RSUs vested immediately upon issuance and were exercised and converted into 60,000 Class B Subordinate Voting Shares for the same value during the period ended June 30, 2025.

On August 15, 2025, the Company granted a total of 1,600 RSUs to two individuals for 800 RSUs each, with the following vesting conditions:

First Vesting Tranche of 500 RSUs: i. The filing of an investigational new drug (“IND”) application with the U.S. FDA, or an equivalent regulatory filing in another country for the start of a clinical trial for Lucid-MS. This condition must be met within one year of the date of this resolution. If not achieved within one year, no RSUs vest under this tranche. During the six months ended June 30, 2026, this condition was met and a total of 1,000 RSUs were vested.

Second Vesting Tranche of 300 RSUs: i. Receipt of a no-objection letter or an equivalent regulatory approval from the U.S. FDA or other regulatory institution permitting the commencement of the clinical trial associated with the IND filing in the First Vesting Tranche.

During the six months ended June 30, 2026, the Company recognized $17,817 (2025 - $Nil) as share-based compensation expense related to the portion vested using a price of $22.45 on the date of issuance.

On September 26, 2025, the Company granted 96,000 RSUs at a price of $16.32 per unit with a maturity of March 31, 2026. During the six months ended June 30, 2026, 96,000 RSUs were exercised and converted into 44,415 Class B Subordinate Voting Shares. The Company recognized a value of $741,059 as share-based compensation expense related to the vested portion up to March 11, 2026, the date of exercise.

The change in the number of RSUs during the periods ended June 30, 2026, and 2025, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2025	97,600
Converted to common shares	(96,000)
Outstanding as at June 30, 2026	1,600

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	60,000
Converted to common shares	(92,690)
Outstanding as at June 30, 2025	—

The Company recognized share-based compensation for the three and six months ended June 30, 2026, and 2025 as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Share options (i)	1,035	416,978	140,802	674,287
RSUs (ii)	12,414	432,606	764,704	466,569
	13,449	849,584	905,506	1,140,856

(i)	Includes $1,035 and $416,978 share-based compensation from Unbuzzd for the six months ended June 30, 2026, and 2025, respectively.

(ii)	Includes $3,454 and $Nil share-based compensation from Unbuzzd for the three months ended June 30, 2026, and 2025, respectively.